Property, Plant and Equipment	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

5. Property, plant and equipment

	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
LAND AND BUILDINGS
Freehold land
At cost	312,377	312,377
Total Land	312,377	312,377
Buildings
At cost	5,490,655	5,490,655
Accumulated depreciation	(1,361,038)	(1,292,404)
Total buildings	4,129,617	4,198,251
Total land and buildings	4,441,994	4,510,628
PLANT AND EQUIPMENT
Plant and equipment
At cost	14,519,485	14,496,288
Accumulated depreciation	(3,501,096)	(3,398,758)
Total plant and equipment	11,018,389	11,097,530
Motor vehicles
At cost	84,136	84,136
Accumulated depreciation	(67,226)	(59,004)
Total motor vehicles	16,910	25,132
Office equipment
At cost	62,294	62,294
Accumulated depreciation	(50,704)	(49,276)
Total office equipment	11,590	13,018
Total plant and equipment	11,046,890	11,135,680
Total property, plant and equipment	15,488,883	15,646,308

(a)	Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment for the six months ended December 31, 2025 and for the year ended June 30, 2025:

			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Six Months Ended December 31, 2025
Balance at June 30, 2025	312,377	4,198,251	11,097,530	25,132	13,018	15,646,308
Additions	-	-	23,197	-	-	23,197
Depreciation expense	-	(68,634)	(102,338)	(8,222)	(1,428)	(180,622)
Balance at December 31, 2025	312,377	4,129,617	11,018,389	16,910	11,590	15,488,883

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended June 30, 2025
Balance at June 30, 2024	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513
Additions	-	-	1,380,248	-	-	1,380,248
Reclassification	-	-	(2,555)	-	2,555	-
Depreciation expense	-	(137,266)	(198,026)	(13,650)	(2,511)	(351,453)
Balance at June 30, 2025	312,377	4,198,251	11,097,530	25,132	13,018	15,646,308